Shareholders’ Equity (Details Narrative) - USD ($)			1 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 09, 2022	Aug. 31, 2021	Oct. 31, 2021	Jun. 30, 2021	Feb. 29, 2020	Feb. 28, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 30, 2023	Mar. 27, 2023	Jun. 04, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized							4,000,000		4,000,000	4,000,000	4,000,000
Preferred stock, par value							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued							0		0	0	0
Preferred stock, shares outstanding							0		0	0	0
Common stock, par value							$ 18.00			$ 18.00				$ 0.0001
Number of shares issued									$ 103,985,045
Proceeds from of common stock gross									25,000
Proceeds from issuance of units (net of offering costs)									$ 111,575,715
Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							15,000,000		15,000,000	15,000,000	15,000,000
Preferred stock, par value							$ 0.0000001		$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares issued							0		0	0	0
Preferred stock, shares outstanding							0		0	0	0
Common stock, shares authorized							300,000,000		300,000,000	300,000,000	300,000,000
Common stock, par value							$ 0.0000001		$ 0.0000001	$ 0.0000001	$ 0.0000001
Common stock, shares, issued							78,353,333		78,353,333	78,353,333	78,353,333
Common stock, shares, issued							78,353,333		78,353,333	78,353,333	78,353,333
Preferred share redemption										$ (225,000)
Share price per									$ 0.75		$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										9,178,000	36,945,357
Weighted average exercised										10 years	10 years
Number of Shares, Exercised											1,000,000
Number of options, exercise price											$ 0.30
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares											17,495,357
Sharebased compensation arrangement by sharebased payment award options grant date of shares											1,450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value											$ 20,048,000
Stock based compensation							$ 2,755,087	$ 2,371,247		$ 6,492,653	$ 12,690,373
Unrecognized stock based compensation							$ 6,743,000			$ 8,115,000
Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation															25,000,000
Reserved for common stock future issuance							75,000,000		75,000,000	75,000,000	75,000,000
Jet Token, Inc. [Member] | Two Thousand And Twenty One Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation		5,000,000							5,000,000		5,000,000
Jet Token, Inc. [Member] | Star Engine Primary LLC [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding												1,666,667
Class of warrant or right, exercise price of warrants or rights												$ 0.30
Exercise price per share or per unit of warrants or rights outstanding												$ 184,000
Warrants term												3 years
Jet Token, Inc. [Member] | Executive Chairman [Member]
Class of Stock [Line Items]
Stock issued shares, share exchange											6,646,667
Jet Token, Inc. [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of Shares, Exercised										1,000,000
Number of options, exercise price										$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 522,000
Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							50,000,000			50,000,000
Preferred stock, par value							$ 0.0000001			$ 0.0000001
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred share redemption shares			300,000							(300,000)
Preferred share redemption			$ 225,000							$ (9,000)
Common Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized							500,000,000			500,000,000
Common stock, par value							$ 0.0000001			$ 0.0000001
Preferred share redemption
Stock issued shares, share exchange											(6,646,667)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							2,200,000	5,628,000		8,178,000
Weighted average exercised							10 years	10 years		10 years
Number of options, exercise price							$ 0.75	$ 0.75		$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							200,000	128,000		1,678,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 1,271,040	$ 2,943,000		$ 4,439,000
Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation							25,000,000		25,000,000	25,000,000	25,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized							400,000,000		400,000,000	400,000,000	400,000,000
Common stock, par value							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock other shares outstanding							1,301,952		11,615,000	1,301,952	11,615,000
Temporary equity, shares outstanding							1,186,952		11,500,000	1,186,952	11,500,000
Common stock, shares, issued							115,000		115,000	115,000	115,000
Common stock, shares, issued							115,000		115,000	115,000	115,000
Number of Shares, Exercised	10,313,048
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of Class A ordinary shares (net of offering costs), shares									11,615,000
Number of shares issued									$ 1,161
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized							40,000,000		40,000,000	40,000,000	40,000,000
Common stock, par value							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued							2,875,000		2,875,000	2,875,000	2,875,000
Common stock, shares, issued							2,875,000		2,875,000	2,875,000	2,875,000
Issued and outstanding shares of public offering percentage							20.00%			20.00%
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, par value							$ 0.0000001		$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares issued							683,333		983,333	683,333	983,333
Preferred stock, shares outstanding							683,333		983,333	683,333	983,333
Common stock, shares authorized							300,000,000			300,000,000
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							25,000,000		25,000,000	25,000,000	25,000,000
Preferred stock, shares issued							18,813,002		18,826,385	18,813,002	18,826,385
Preferred stock, shares outstanding							18,813,002		18,826,385	18,813,002	18,826,385
Series CF Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Undesignated preferred stock							15,000,000			15,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized							200,000,000		200,000,000	200,000,000	200,000,000
Common stock, par value							$ 0.0000001		$ 0.0000001	$ 0.0000001	$ 0.0000001
Common stock other shares outstanding								45,065
Common stock, shares, issued							48,221,393		42,169,330	46,089,886	42,169,330
Common stock, shares, issued							48,221,393		42,169,330	46,089,886	42,169,330
Preferred share redemption
Issuance of Class A ordinary shares (net of offering costs), shares				29,173,333	33,333,333			2,164,648			2,625,446	31,402,755
Share price per				$ 0.75	$ 0.30
Proceeds from of common stock gross					$ 9,420,827	$ 13,550	$ 1,598,630	$ 1,635,566		2,901,106	$ 1,969,085
Escrow deposit							$ 25,479		$ 96,600	$ 15,544	$ 96,600	$ 522,966
Shares issued										61,894
Proceeds from issuance of units (net of offering costs)										$ 18,598
Shares issued escrow funds										3,858,662			2,131,507
Stock issued shares, share exchange											6,646,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		4,813,333
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation							50,000,000		50,000,000	50,000,000	50,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand And Twenty One Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation										15,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Third Party [Member]
Class of Stock [Line Items]
Common stock other shares outstanding									1,494,462		1,494,462
Proceeds from of common stock gross											$ 448,339
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares issued				$ 21,880,000	$ 10,000,000